CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022 [1]
Non-current assets
Property, plant and equipment	$ 1,754,367	$ 2,075,441
Right of use assets	883,234	965,019
Goodwill	638,538	763,388
Other intangible assets	908,821	1,049,103
Fair value through other comprehensive income financial assets	10	10
Deferred income tax assets	60,873	78,369
Derivative financial instrument assets	1,889	6,121
Trade and other receivables	153,972	130,347
Non-current assets	4,401,704	5,067,798
Current assets
Inventories	60,381	74,216
Income tax receivable	2,375	1,174
Trade and other receivables	629,245	663,467
Cash and cash equivalents	425,436	514,078
Assets held for sale	21,139
Current assets	1,138,576	1,252,935
Total assets	5,540,280	6,320,733
Current liabilities
Trade and other payables	569,761	669,149
Provisions for other liabilities and charges	309	483
Derivative financial instrument liabilities	51,887	1,393
Income tax payable	65,322	70,008
Borrowings	457,941	438,114
Lease liabilities	86,898	87,240
Current liabilities	1,232,118	1,266,387
Non-current liabilities
Trade and other payables	5,493	1,459
Borrowings	3,084,214	2,906,288
Lease liabilities	507,008	518,318
Provisions for other liabilities and charges	84,811	84,533
Deferred income tax liabilities	141,842	183,518
Non-current liabilities	3,823,368	3,694,116
Total liabilities	5,055,486	4,960,503
EQUITY
Stated capital	5,391,363	5,311,953
Accumulated losses	(4,814,310)	(3,317,652)
Other reserves	(321,440)	(861,271)
Equity attributable to owners of the Company	255,613	1,133,030
Non-controlling interest	229,181	227,200
Total equity	484,794	1,360,230
Total liabilities and equity	$ 5,540,280	$ 6,320,733

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.